Operating segments (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Segment Results for Operating Segments
The segment results for the year ended March 31, 2020 are as follows:

	Year ended March 31, 2020
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$881,840	$46,418	$—	$928,258
Segment revenue	$882,016	$46,418	$(176)	$928,258
Payments to repair centers	—	32,047	—	32,047

Revenue less repair payments (non-GAAP)	882,016	14,371	(176)	896,211
Depreciation	46,722	498	—	47,220
Other costs	630,375	14,946	(176)	645,145
Impairment of goodwill (Refer note 10)	—	4,085	—	4,085

Segment operating profit/(loss)	204,919	(5,158)	—	199,761
Other income, net	(13,298)	(1,077)	—	(14,375)
Finance expense	16,932	79	—	17,011

Segment profit before income taxes	201,285	(4,160)	—	197,125
Income tax expense	27,387	(204)	—	27,183

Segment profit	173,898	(3,956)	—	169,942
Amortization of intangible assets				15,653
Share-based compensation expense				37,520

Profit after tax				$116,769

Addition to non-current assets	$42,973	$1,760	$—	$44,733
Total assets, net of elimination	892,572	119,757	—	1,012,329
Total liabilities, net of elimination	$339,660	$85,559	$—	$425,219

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM

The segment results for the year ended March 31, 2019 are as follows:

	Year ended March 31, 2019
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$774,235	$34,885	$—	$809,120
Segment revenue	$774,309	$34,885	$(74)	$809,120
Payments to repair centers	—	15,166	—	15,166

Revenue less repair payments (non-GAAP)	774,309	19,719	(74)	793,954
Depreciation	20,130	204	—	20,334
Other costs	588,289	19,555	(74)	607,770

Segment operating profit/(loss)	165,890	(40)	—	165,850
Other income, net	(12,572)	(2,022)	—	(14,594)
Finance expense	3,204	—	—	3,204

Segment profit before income taxes	175,258	1,982	—	177,240
Income tax expense	25,503	216	—	25,719

Segment profit	149,755	1,766	—	151,521
Amortization of intangible assets				15,783
Share-based compensation expense				30,305

Profit after tax				$105,433

Addition to non-current assets	$29,583	$2,224	$—	$31,807
Total assets, net of elimination	667,261	118,369	—	785,630
Total liabilities, net of elimination	$156,298	$76,913	$—	$233,211

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM

The segment results for the year ended March 31, 2018 are as follows:

	Year ended March 31, 2018
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$722,542	$35,414	$—	$757,956
Segment revenue	$722,600	$35,414	$(58)	$757,956
Payments to repair centers	—	16,970	—	16,970

Revenue less repair payments (non-GAAP)	722,600	18,444	(58)	740,986
Depreciation	19,682	272	—	19,954
Other costs	561,870	18,249	(58)	580,061

Segment operating profit/(loss)	141,048	(77)	—	140,971
Other income, net	(9,757)	(1,473)	—	(11,230)
Finance expense	4,065	199	—	4,264

Segment profit before income taxes	146,740	1,197	—	147,937
Income tax expense	15,319	112	—	15,431

Segment profit	131,421	1,085	—	132,506
Amortization of intangible assets				15,505
Share-based compensation expense				30,565

Profit after tax				$86,436

Addition to non-current assets	$32,337	$201	$—	$32,538
Total assets, net of elimination	633,186	126,377	—	759,563
Total liabilities, net of elimination	$181,627	$82,980	$—	$264,607

*	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area
Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2020	2019	2018
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	392,601	335,880	308,436
UK	291,295	253,962	258,863
Australia	79,875	77,187	66,626
Europe (excluding the UK)	74,308	56,383	47,169
South Africa	35,429	38,866	42,841
Rest of the world	54,750	46,842	34,021

Total	$928,258	$809,120	$757,956

The Company’s
non-current
assets (excluding goodwill and intangible assets) by geographic area are as follows:

	As at March 31,
	2020	2019
Jersey, Channel Islands	$—	$—
India	89,909	26,708
Philippines	70,028	18,797
South Africa	17,969	6,374
North America	16,423	3,777
UK	6,260	2,144
Rest of the world	15,493	3,198

Total	$216,082	$60,998